Summary of significant accounting policies (Details Narrative)				6 Months Ended			12 Months Ended
	Feb. 16, 2024 shares	Oct. 06, 2023 shares	Mar. 23, 2023 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 SGD ($) $ / shares shares	Jun. 30, 2023 SGD ($) shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)
Product Information [Line Items]
Convenience translation rate | (per share)				$ 0.7379	$ 1.00
Allowance for doubtful accounts for accounts receivable				$ 7,233				$ 9,802	$ 9,802
Legal fees										$ 504,567	$ 676,321
Issuance of new shares, shares		171,384	2,800,000
Public offering deferred costs									114,794
Capitalized Computer Software, Net				117,592			$ 700,000	159,360	900,000
Contract liabilities				66,611				90,271	103,655
Advertising expense				507,777	$ 687,191	$ 378,507
Research and development, net				895,556	1,213,661
Selling and marketing expenses				729,687	$ 988,872	848,504
Government grant				$ 33,514		$ 8,399		$ 45,418
Diluted				23,262,574	23,262,574	19,050,000
Basic				21,864,942	21,864,942	19,050,000	19,221,384
Customer Concentration Risk [Member] | Accounts Receivable [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage				10.00%	10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage							10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration risk percentage							25.85%
Supplier Concentration Risk [Member] | Purchases [Member] | No Vendor [Member]
Product Information [Line Items]
Concentration risk percentage				10.00%	10.00%		10.00%
Software and Software Development Costs [Member]
Product Information [Line Items]
Estimated useful life				5 years				5 years
IPO [Member]
Product Information [Line Items]
Issuance of new shares, shares	3,555,555		2,800,000
Public offering deferred costs							$ 87,012	$ 0	$ 114,794